Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2020	Sep. 11, 2020	Dec. 31, 2019	Aug. 28, 2019	Jun. 27, 2019	Dec. 31, 2018	Apr. 25, 2017	Dec. 16, 2016	Nov. 09, 2015	Aug. 19, 2015	Oct. 13, 2014
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 1,273,413,000		$ 1,744,859,000			$ 1,768,510,000
Borrowings Excluding Non-Bank Loans
Disclosure of detailed information about borrowings [line items]
Facility size	1,817,246,000		1,993,928,000
Other borrowings (Note 16)	876,834,000		1,240,824,000
Borrowings Excluding Non-Bank Loans | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	856,860,000		1,223,451,000
Secured vessels loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	192,000,000										$ 192,000,000.0
Facility size	0		43,447,000
Other borrowings (Note 16)	$ 0		43,447,000
Secured vessels loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0		42,859,000
Secured vessels revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	148,000,000										$ 148,000,000.0
Facility size	0		133,962,000
Other borrowings (Note 16)	$ 0		0
Secured vessels revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0		0
Secured vessels revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Face amount	750,000,000									$ 750,000,000.0
Facility size	45,958,000		322,340,000
Other borrowings (Note 16)	$ 0		130,000,000
Secured vessels revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%									195.00%
Secured vessels revolving loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ (871,000)		128,205,000
Secured vessels revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Face amount	409,500,000							$ 409,500,000
Facility size	175,605,000		212,459,000
Other borrowings (Note 16)	$ 65,000,000		90,000,000
Secured vessels revolving loan due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 63,997,000		88,328,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	27,100,000						$ 27,100,000
Margin rate							1.95%
Facility size	25,554,000		26,007,000
Other borrowings (Note 16)	$ 25,554,000		26,007,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 25,554,000		25,389,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	81,400,000						$ 81,400,000
Margin rate							1.50%
Facility size	57,667,000		64,452,000
Other borrowings (Note 16)	$ 57,667,000		64,452,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 55,918,000		62,970,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	69,400,000
Facility size	59,007,000		63,635,000
Other borrowings (Note 16)	$ 59,007,000		63,635,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 59,007,000		63,635,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	104,200,000
Facility size	84,606,000		93,283,000
Other borrowings (Note 16)	$ 84,606,000		93,283,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 83,562,000		92,035,000
Secured vessels revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Face amount	200,000,000.0
Facility size	148,688,000		174,344,000
Other borrowings (Note 16)	$ 55,000,000		100,000,000
Secured vessels revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels revolving loan due 2025 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 53,876,000		98,445,000
Secured loan due 2021 with margin rate at 2.1%
Disclosure of detailed information about borrowings [line items]
Face amount	100,000,000.0	$ 713,000,000.0			$ 100,000,000.0
Facility size	100,000,000		100,000,000
Other borrowings (Note 16)	$ 0		70,000,000
Secured loan due 2021 with margin rate at 2.1% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.10%				2.10%
Secured loan due 2021 with margin rate at 2.1% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ (479,000)		69,043,000
Senior secured loan due 2026 with margin rate at 1.95%
Disclosure of detailed information about borrowings [line items]
Face amount	700,000,000.0			$ 700,000,000.0
Facility size	651,160,000		700,000,000
Other borrowings (Note 16)	$ 345,000,000		560,000,000
Senior secured loan due 2026 with margin rate at 1.95% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Senior secured loan due 2026 with margin rate at 1.95% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 338,765,000		552,542,000
Senior secured loan due 2026 with margin rate at 2.35%
Disclosure of detailed information about borrowings [line items]
Face amount	713,000,000.0	$ 713,000,000.0	713,000,000.0
Facility size	469,000,000		0
Other borrowings (Note 16)	$ 185,000,000		0
Senior secured loan due 2026 with margin rate at 2.35% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.35%	2.35%
Senior secured loan due 2026 with margin rate at 2.35% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 177,529,000		0
Unsecured bank facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	60,000,000								$ 60,000,000.0
Margin rate									2.25%
Facility size	0		60,000,000
Other borrowings (Note 16)	$ 0		0
Unsecured bank facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Unsecured bank facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0		$ 0